FAIR VALUE MEASUREMENTS - Schedule of Fair Value Inputs (Details) - Valuation, Market Approach	Jun. 30, 2022 $ / shares
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0.90
Time to maturity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	2
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0.03
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0
Minimum | Trigger price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	12.50
Minimum | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	5.90
Maximum | Trigger price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	15.00
Maximum | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	8.66